Schedule of Segment Reporting Information (Details) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Accounting Policies [Abstract]
Legal fees	$ 4,480		$ 8,002	$ 2,619
Accounting and other professional fees	121,318		7,285	2,410
Other	2,357	884	435	1,094
Total operating expenses	355,273	884	$ 15,722	$ 6,123
Stock compensation expense	166,667
Payroll and benefits	$ 60,451